The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Large Cap Growth Fund III filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 20, 2016 (Accession No. 0001193125-16-714345), which is incorporated herein by reference.